EMPLOYEE BENEFITS - Changes in Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	€ 21,680	€ 23,245
Included in the consolidated income statement	(492)	55
Included in other comprehensive income/(loss)	2,075	(418)
Other	(1,334)	(1,202)
Benefits paid	(1,514)	(1,789)
Other changes	180	587
Net defined benefit obligation	21,929	21,680
Italian employee severance indemnity (TFR)
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	21,195	22,641
Included in the consolidated income statement	0	0
Included in other comprehensive income/(loss)	1,899	(390)
Other	(1,299)	(1,056)
Benefits paid	(1,490)	(1,620)
Other changes	191	564
Net defined benefit obligation	21,795	21,195
Pension plans
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	485	604
Included in the consolidated income statement	(492)	55
Included in other comprehensive income/(loss)	176	(28)
Other	(35)	(146)
Benefits paid	(24)	(169)
Other changes	(11)	23
Net defined benefit obligation	€ 134	€ 485